Deferred Revenue (Tables)	12 Months Ended
Feb. 01, 2014
Deferred Revenue

Deferred revenue is comprised primarily of extended service plans (“ESP”) and voucher promotions and other as follows:

	February 1, 2014	February 2, 2013
(in millions)
ESP deferred revenue	$601.2	$549.7
Voucher promotions and other	15.5	15.9

Total deferred revenue	$616.7	$565.6

Disclosed as:
Current liabilities	$173.0	$159.7
Non-current liabilities	443.7	405.9

Total deferred revenue	$616.7	$565.6

Warranty Deferred Revenue

ESP deferred revenue

	Balance at beginning of period	Plans sold	Revenue recognized	Balance at end of period
(in millions)
Fiscal 2012	$481.1	$187.0	$(156.4)	$511.7
Fiscal 2013	511.7	205.1	(167.1)	549.7
Fiscal 2014	549.7	223.3	(171.8)	601.2